N-2	Aug. 21, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001899017
Amendment Flag	false
Securities Act File Number	814-01474
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL PRIVATE CREDIT
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
The maximum commitment amount under the Revolving Credit Facility is $150,000,000. On February 21, 2025, subject to the satisfaction of certain conditions, the maximum commitment amount under the Revolving Credit Facility will increase to $200,000,000. Proceeds of the borrowings under the Revolving Credit Facility may be used, among other things, to (i) fund portfolio investments by the Borrower and to make advances under delayed draw term loans and revolving loans where the Borrower is a lender. Borrowings under the Revolving Credit Facility accrue interest at a rate per annum equal to the floating rate applicable to the currency of such borrowings (which, for U.S. dollar-denominated borrowings, is three-month term SOFR), plus an applicable margin of 2.30%. The Borrower is required to utilize a minimum percentage of the commitments under the Revolving Credit Facility, with unused amounts below such minimum utilization amount accruing a fee at a rate equal to the applicable margin for U.S. dollar advances as described above. The Borrower pays a commitment fee of 0.50% per annum on the average daily unused amount of the commitments under the Revolving Credit Facility, in addition to an administrative agency fee and certain other fees as agreed between the Borrower and JPMorgan.

Long Term Debt, Principal	$ 150,000,000
New Revolving Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 200,000,000